AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2021

1933 ACT FILE NO. 333-214796
1940 ACT FILE NO. 811-23214

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 18

GraniteShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (844) 476-8747

William Rhind
GraniteShares ETF Trust
205 Hudson Street, 7th Floor
New York, New York 10013
(Name and Address of Agent for Service)

Copies to:
W. Thomas Conner, Esq.
Vedder Price P.C.
1401 I Street NW, Suite 1100
Washington, DC 20005

EXPLANATORY NOTE

This Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File Nos. 333-214796 and 811-23214 of GraniteShares ETF Trust (as amended, the “Registration Statement”) is being filed pursuant to Rule 462(d) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of adding an exhibit to the Registration Statement. Accordingly, this Post-Effective Amendment No. 15 consists only of a facing page, this explanatory note, and Part C of the Registration Statement on Form N-1A. This Post-Effective Amendment No. 15 does not change the form of any prospectus or Statement of Additional Information included in post-effective amendments previously filed with the Securities and Exchange Commission (the “SEC”). As permitted by Rule 462(d), this Post-Effective Amendment No. 15 shall become effective upon filing with the SEC.

PART C

OTHER INFORMATION

GraniteShares ETF Trust

Item 28. Exhibits

(a)(1)	Certificate of Trust of GraniteShares ETF Trust, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on November 23, 2016.

(a)(2)	Declaration of Trust of GraniteShares ETF Trust, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on November 23, 2016.

(b)	Bylaws of GraniteShares ETF Trust, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 5, 2017.

(c)	Not Applicable

(d)(1)	Amended and Restated Investment Advisory Agreement between GraniteShares ETF Trust and GraniteShares Advisors LLC, incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on October 26, 2018.

(d)(2)	Amendment No. 1 to Amended and Restated Investment Advisory Agreement between GraniteShares ETF Trust and GraniteShares Advisors LLC, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on January 24, 2019.

(d)(3)	Amendment No. 2 to Amended and Restated Investment Advisory Agreement between GraniteShares ETF Trust and GraniteShares Advisors LLC, incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 333-021476 and 811-23214 filed with the Securities and Exchange Commission on October 28, 2019.

(e)(1)(a)	Distribution Agreement between GraniteShares ETF Trust and Distributor, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 5, 2017.

(e)(1)(b)	First Amendment to Distribution Agreement between GraniteShares ETF Trust and Distributor, incorporated by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on October 27, 2017.

(e)(1)(c)	Second Amendment to Distribution Agreement between GraniteShares ETF Trust and Distributor, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-220960) filed with the Securities and Exchange Commission on October 13, 2017.

(e)(1)(d)	Third Amendment to Distribution Agreement between GraniteShares ETF Trust and Distributor, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on January 24, 2019.

(e)(1)(e)	Fourth Amendment to Distribution Agreement between GraniteShares ETF Trust and Distributor, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on September 24, 2019.

(e)(2)	Form of Authorized Participant Agreement, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 5, 2017.

(f)	Not applicable

(g)(1)	Custody Agreement between GraniteShares ETF Trust and Custodian, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 5, 2017.

(g)(2)	Schedule II, as amended October 11, 2017, to the Custody Agreement dated March 6, 2017 between the Registrant and The Bank of New York Mellon, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-220960) filed with the Securities and Exchange Commission on October 13, 2017.

(g)(3)	Schedule II, as amended January 18, 2019, to the Custody Agreement dated March 6, 2017 between the Registrant and The Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on January 24, 2019.

(g)(4)	Schedule II, as amended August 20, 2019, to the Custody Agreement dated March 6, 2017 between the Registrant and The Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on September 24, 2019.

(g)(5)	Form of Foreign Custody Manager Agreement between GraniteShares ETF Trust and The Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on January 24, 2019.

(h)(1)(a)	Fund Administration and Accounting Agreement between GraniteShares ETF Trust and Administrator, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 5, 2017.

(h)(1)(b)	Exhibit A, as amended October 11, 2017, to the Fund Administration and Accounting Agreement dated March 6, 2017 between the Registrant and The Bank of New York Mellon, incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-220960) filed with the Securities and Exchange Commission on October 13, 2017.

(h)(1)(c)	Exhibit A, as amended January 18, 2019, to the Fund Administration and Accounting Agreement dated March 6, 2017 between the Registrant and The Bank of New York Mellon, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on January 24, 2019.

(h)(1)(d)	Exhibit A, as amended August 20, 2019, to the Fund Administration and Accounting Agreement dated March 6, 2017 between the Registrant and The Bank of New York Mellon, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on September 24, 2019.

(h)(2)(a)	Transfer Agency and Service Agreement between GraniteShares ETF Trust and Transfer Agent, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 5, 2017.

(h)(2)(b)	Appendix A, as amended October 11, 2017, to the Transfer Agency and Service Agreement between GraniteShares ETF Trust and Transfer Agent, incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed with the Securities and Exchange Commission on October 13, 2017.

(h)(2)(c)	Appendix A, as amended January 18, 2019, to the Transfer Agency and Service Agreement between GraniteShares ETF Trust and Transfer Agent, incorporated by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on January 24, 2019.

(h)(2)(d)	Appendix A, as amended August 20, 2019, to the Transfer Agency and Service Agreement between GraniteShares ETF Trust and Transfer Agent, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on September 24, 2019.

(i)(1)	Opinion and Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A (File No 333-214796 and 811-23214) filed with the Securities and Exchange Commission on October 26, 2018.

(i)(2)	Opinion and Consent of Counsel, incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File No 333-214796 and 811-23214) filed with the Securities and Exchange Commission on September 24, 2019.

(j)(1)	Consent of Independent Registered Public Accounting Firm, incorporated by reference to the October 10, 2020 post-effective amendment

(j)(2)	Consent of Prior Independent Public Registered Accounting Firm is filed herewith

(j)(3)	Consent of Prior Independent Public Registered Accounting Firm is filed herewith

(k)	Not applicable.

(l)	Form of Initial Capital Agreement, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 5, 2017.

(m)	Form of Distribution and Service Plan, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 5, 2017.

(n)	Not applicable

(o)	Reserved

(p)(1)	Code of Ethics of GraniteShares ETF Trust, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 5, 2017.

(p)(2)	Code of Ethics of the GraniteShares Advisors LLC, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 5, 2017.

(p)(3)	Code of Ethics of Distributor, incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on May 5, 2017.

(q)	Powers of Attorney, dated October 27, 2017, incorporated by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-214796 and 811-23214) filed with the Securities and Exchange Commission on December 18, 2017.

Item 29. Persons Controlled By or Under Common Control with Registrant

Not applicable.

Item 30. Indemnification

Reference is made to Article Nine of the Registrant’s Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or trustee may be to reduce the circumstances under which the officer or trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, or employees of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person:

(a) For a liability to the Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;

(b) With respect to any matter as to which the Covered Person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

(c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) above) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in the Declaration of Trust) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust; are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Article 9 of the Declaration of Trust will be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Article 9 of the Declaration of Trust, provided that either:

(a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust is insured against losses arising out of any such advances; or

(b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion determines, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Advisor

Reference is made to the caption “Management” in the Prospectus constituting Part A of this Registration Statement.

The information as to the directors and officers of the GraniteShares Advisors LLC set forth in GraniteShares Advisors LLC’s Form ADV filed with the SEC (Reference No. 801-110093), and amended through the date hereof, is incorporated herein by reference.

Item 32.ALPS Distributors, Inc

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1WS Credit Income Fund, 1290 Funds, Aberdeen Standard Investments ETFs, ALPS Series Trust, Alternative Credit Income Fund, The Arbitrage Funds, AQR Funds, Axonic Alternative Income Fund, Axonic Funds, Barings Funds Trust, BBH Trust, Bluerock Total Income+ Real Estate Fund, Brandes Investment Trust, Bridge Builder Trust, Broadstone Real Estate Access Fund, Brown Advisory Funds, Brown Capital Management Mutual Funds, Cambria ETF Trust, CC Real Estate Income Fund, Centre Funds, CIM Real Assets & Credit Fund, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, CRM Mutual Fund Trust, Cullen Funds Trust, DBX ETF Trust, ETF Series Solutions, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, FS Multi-Alternative Income Fund, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., IndexIQ Active ETF Trust, Index IQ ETF Trust, Infusive US Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Natixis ETF Trust II, PRIMECAP Odyssey Funds, Principal Exchange-Traded Funds, Reality Shares ETF Trust, RiverNorth Funds, RiverNorth Opportunities Fund, Inc., RiverNorth/DoubleLine Strategic Opportunity Fund, Inc., SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Sprott Funds Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VI, Stone Ridge Residential Real Estate Income Fund I, Inc., USCF ETF Trust, Wasatch Funds, WesMark Funds, Wilmington Funds, XAI Octagon Credit Trust, X-Square Balanced Fund and YieldStreet Prism Fund.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Bradley J. Swenson	President, Chief Operating Officer, Director	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank**	Secretary	None
Patrick J. Pedonti **	Vice President, Treasurer and Assistant Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Stephen J. Kyllo	Vice President, Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

* Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

** The principal business address for Messrs. Pedonti and Frank is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at:

GraniteShares Advisors LLC

205 Hudson Street, 7th Floor

New York, New York 10013

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, GraniteShares ETF Trust has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 26th day of April, 2021.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
William Rhind
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date

/s/ William Rhind	Trustee, President	April 26, 2021
William Rhind	(Principal Executive Officer)
and Chief Financial Officer (Principal Financial and Accounting Officer)

/s/ Seddik Meziani*	Independent Trustee	April 26, 2021
Seddik Meziani

/s/ Steven Smyser*	Independent Trustee	April 26, 2021
Steven Smyser

*By	/s/ Benoit Autier
Benoit Autier
Attorney-in-Fact

Pursuant to Powers of Attorney, dated October 27, 2017, incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 4, filed December 18, 2017.

Exhibit Index

Exhibit No.	Description

(j)(2)	Consent of Prior Independent Public Registered Accounting Firm is filed herewith

(j)(3)	Consent of Prior Independent Public Registered Accounting Firm is filed herewith